OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2015
Prepaid Expense and Other Assets [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2014	2015

Government authorities	$11,036	$6,940
Advances to suppliers	1,568	3,593
Deferred charges and prepaid expenses	6,554	6,462
Other	3,740	5,588

	$22,898	$22,583